BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) - Convertible Class B Preferred Stock [Member]	12 Months Ended
Dec. 31, 2021 USD ($)
Derivative liability, Balance, December 31, 2019	$ 2,813,150
Derivative liability, Additions recognized as debt discount	984,801
Derivative liability settlements	(3,053,213)
Mark-to-market at December 31, 2020	(744,738)
Balance, December 31, 2020	0
Net income for the year included in earnings relating to the liabilities held at December 31, 2020	$ 744,738